Summary Prospectus Supplement

March 16, 2015

Morgan Stanley Institutional Fund, Inc.

Supplement dated March 16, 2015 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Summary Prospectuses dated April 30, 2014, as amended August 1, 2014 for:

Active International Allocation Portfolio
Asian Equity Portfolio
Emerging Markets Domestic Debt Portfolio
Emerging Markets External Debt Portfolio
Emerging Markets Portfolio
Frontier Emerging Markets Portfolio
Global Discovery Portfolio
Global Franchise Portfolio
Global Insight Portfolio
Global Real Estate Portfolio
Growth Portfolio
Insight Portfolio
International Advantage Portfolio
International Equity Portfolio
International Opportunity Portfolio
International Real Estate Portfolio
Multi-Asset Portfolio
Opportunity Portfolio
Select Global Infrastructure Portfolio
Small Company Growth Portfolio
U.S. Real Estate Portfolio

Effective as of the close of business on April 30, 2015, the Fund is suspending the continuous offering of its Class L shares and thus, no further purchases of Class L shares of any of the Portfolios of the Fund may be made by investors. Existing Class L shareholders may continue to invest through reinvestment of dividends and distributions. Class L shares of each Portfolio may be exchanged (i) for Class L shares of other Morgan Stanley Multi-Class Funds (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") even though Class L shares are closed to investors, (ii) for shares of any Morgan Stanley Money Market Fund (as defined in the section of the Prospectus entitled "Shareholder Information—Exchange Privilege") or (iii) for Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust, in each case if available, without the imposition of an exchange fee. Class L shares of a Portfolio that are exchanged for shares of a Morgan Stanley Money Market Fund or Advisor Class shares of Morgan Stanley Limited Duration U.S. Government Trust may be subsequently re-exchanged for Class L shares of any other Morgan Stanley Multi-Class Fund (even though Class L shares are closed to investors). Please see "Shareholder Information—Exchange Privilege" for further information.

Supplement dated March 16, 2015 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Summary Prospectuses dated April 30, 2014, as amended August 1, 2014 and March 2, 2015 for:

Advantage Portfolio
Global Advantage Portfolio
Global Opportunity Portfolio

Supplement dated March 16, 2015 to the Morgan Stanley Institutional Fund, Inc. (the "Fund") Summary Prospectus dated April 30, 2014, as amended August 1, 2014 and October 1, 2014 for:

Global Quality Portfolio
(collectively, the "Portfolios")

Please retain this supplement for future reference.

  MSIFINCSPT-0415